Board of Management and Supervisory Board Remuneration (Details 1) (EUR €)	12 Months Ended
Dec. 31, 2011
E. Meurice [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	57,770
Exercised	34,500
Share Price on exercise date	€ 24.23
Vested During 2011	0
Free Tradable	23,270
With lock-up restriction	0
Exercise price	€ 11.53
Expiration date	Jan. 19, 2015
E. Meurice [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	125,000
Exercised	125,000
Share Price on exercise date	€ 30.70
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 10.62
Expiration date	Oct. 15, 2014
E. Meurice [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	12,500
Exercised	12,500
Share Price on exercise date	€ 24.30
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.52
Expiration date	Jan. 21, 2015
E. Meurice [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	88,371
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	88,371
With lock-up restriction	0
Exercise price	€ 17.90
Expiration date	Jan. 18, 2016
E. Meurice [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	95,146
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	95,146
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan. 17, 2017
E. Meurice [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	42,448
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	42,448
With lock-up restriction	0
Exercise price	€ 17.20
Expiration date	Feb. 04, 2018
E. Meurice [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	84,895
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	84,895
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	20,000
Exercised	20,000
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.53
Expiration date	Jan. 19, 2015
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	31,500
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58.00
Expiration date	Jan. 20, 2012
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	56,236
Exercised	56,236
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.90
Expiration date	Jan. 18, 2016
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	58,964
Exercised	58,964
Share Price on exercise date	€ 27.32
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan. 17, 2017
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	26,277
Exercised	26,277
Share Price on exercise date	€ 28.00
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.20
Expiration date	Feb. 04, 2018
P.T.F.M. Wennink [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	52,554
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	52,554
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
M.A. van den Brink [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	40,000
Exercised	40,000
Share Price on exercise date	€ 27.21
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.90
Expiration date	Jan. 18, 2016
M.A. van den Brink [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	31,500
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	31,500
With lock-up restriction	0
Exercise price	€ 58.00
Expiration date	Jan. 20, 2012
M.A. van den Brink [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	61,644
Exercised	61,644
Share Price on exercise date	€ 27.21
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 20.39
Expiration date	Jan. 17, 2017
M.A. van den Brink [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	27,894
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	27,894
With lock-up restriction	0
Exercise price	€ 17.20
Expiration date	Feb. 04, 2018
M.A. van den Brink [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	55,788
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	55,788
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
F.J. van Hout [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	10,000
Exercised	10,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.34
Expiration date	Jan. 19, 2014
F.J. van Hout [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	15,000
Exercised	15,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 10.11
Expiration date	Jul. 18, 2013
F.J. van Hout [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	20,000
Exercised	20,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 12.02
Expiration date	Jul. 16, 2014
F.J. van Hout [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	9,000
Exercised	9,000
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.56
Expiration date	Apr. 15, 2015
F.J. van Hout [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	14,000
Exercised	14,000
Share Price on exercise date	€ 27.96
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 17.90
Expiration date	Oct. 20, 2016
F.J. van Hout [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	1,388
Exercised	1,388
Share Price on exercise date	€ 27.37
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 24.26
Expiration date	Oct. 19, 2017
F.J. van Hout [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	8,000
Share Price on exercise date	€ 30.00
Vested During 2011	8,000
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 14.87
Expiration date	Jul. 18, 2018
F.J. van Hout [Member] | Board of Management Stock Option Plan Eight [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	3,987
Exercised	3,987
Share Price on exercise date	€ 27.34
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Exercise price	€ 11.43
Expiration date	Oct. 17, 2018
F.J. van Hout [Member] | Board of Management Stock Option Plan Nine [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	46,201
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	46,201
Exercise price	€ 12.39
Expiration date	Feb. 02, 2019
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Two [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan One [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Three [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Four [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Five [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Six [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Seven [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Eight [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Nine [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN
F.J.M. Schneider Maunoury [Member] | Board of Management Stock Option Plan Ten [Member]
Details of vested options held by members of the Board of Management to purchase ordinary shares
Unconditionally outstanding options, Beginning Balance	0
Exercised	0
Share Price on exercise date
Vested During 2011	0
Free Tradable	0
With lock-up restriction	0
Expiration date	. NaN, NaN